Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 21, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 09, 2021
C000228810
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Ultra Short Income ETF - $10,792	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,792	$ 10,792	$ 10,660	$ 10,538	$ 10,336	$ 10,204	$ 10,074	$ 9,966	$ 9,863	$ 9,846	$ 9,880		$ 9,976	$ 10,004	$ 10,000
C000229128
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Responsible Horizons Corporate Bond ETF - $9,980	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,980	$ 9,980	9,977	9,981	9,221	9,494	9,510	9,180	8,856	9,306	10,071	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,070	9,070	9,064	9,135	8,552	8,838	8,913	8,656	8,497	8,921	9,361		9,951	9,950	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,699	9,699	9,692	9,768	9,145	9,450	9,530	9,256	9,086	9,539	10,009	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	10,937	10,937	10,794	10,656	10,512	10,376	10,256	10,147	10,062	10,016	10,006		$ 10,002	$ 10,001	$ 10,000
ICE BofA U.S. Corporate Index
Account Value [Line Items]
Account Value	$ 9,998	$ 9,998	$ 9,987	$ 9,995	$ 9,262	$ 9,518	$ 9,538	$ 9,220	$ 8,906	$ 9,386	$ 10,061	$ 10,000